Forum Funds II
Three Canal Plaza, Suite 600
Portland, Maine 04101

October 15, 2015

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:           Forum Funds II (the “Registrant”)
File Nos. 333-188521/811-22842
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 5, 2015 to the Prospectus dated November 3, 2014, as supplemented  March 11, 2015, for Gurtin California Municipal Value Fund and Gurtin National Municipal Value Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on October 5, 2015 (accession number 0001435109-15-000904).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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